Average Annual Total Returns - FidelityAdvisorRealEstateFund-AMCIZPRO - FidelityAdvisorRealEstateFund-AMCIZPRO - Fidelity Advisor Real Estate Fund	Sep. 29, 2023
Fidelity Advisor Real Estate Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(32.22%)
Past 5 years	0.02%
Past 10 years	4.01%
Fidelity Advisor Real Estate Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(34.84%)
Past 5 years	(1.94%)
Past 10 years	2.14%
Fidelity Advisor Real Estate Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(17.34%)
Past 5 years	(0.04%)
Past 10 years	2.90%
Fidelity Advisor Real Estate Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(29.27%)
Past 5 years	0.42%
Past 10 years	3.98%
Fidelity Advisor Real Estate Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(30.76%)
Past 5 years	0.27%
Past 10 years	4.02%
Fidelity Advisor Real Estate Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(27.96%)
Past 5 years	1.45%
Past 10 years	4.88%
Fidelity Advisor Real Estate Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(27.76%)
Since Inception	1.77%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXWEJ
Average Annual Return:
Past 1 year	(26.12%)
Past 5 years	1.02%
Past 10 years	4.97%

[1]	AFrom October 2, 2018.